Premier VIT

Supplement dated December 29, 2006

to the

Prospectus dated May 1, 2006

Effective January 1, 2007, Mid Cap Portfolio has changed its index from the Wilshire 750 Mid Cap Index to the S&P 400 Mid-Cap Index because the Wilshire 750 Mid Cap Index will no longer be computed or made available by Wilshire Associates Incorporated.  The Mid Cap Portfolio believes that the S&P 400 Mid-Cap Index is an appropriate replacement index.

The disclosure in the Prospectus under “Risk/Return Summary-Bar Chart & Performance Table” regarding Mid Cap Portfolio only is modified accordingly, as set forth below:

Average Annual Total Returns for the periods ended December 31, 2005

	1 Year	5 Years	10 Years
Mid Cap Portfolio	16.18%	12.69%	13.61%*
Wilshire 750 Mid Cap Index	10.60%	8.43%	9.83%*
S&P 400 Mid-Cap Index	12.56%	8.60%	12.12%*

*since Portfolio inception: 2/9/98

Premier VIT

OpCap Equity Portfolio

OpCap Managed Portfolio

OpCap Mid Cap Portfolio

OpCap Small Cap Portfolio

Supplement dated December 29, 2006

to the

Prospectus dated May 1, 2006

Effective January 1, 2007, Mid Cap Portfolio has changed its index from the Wilshire 750 Mid Cap Index to the S&P 400 Mid-Cap Index because the Wilshire 750 Mid Cap Index will no longer be computed or made available by Wilshire Associates Incorporated.  The Mid Cap Portfolio believes that the S&P 400 Mid-Cap Index is an appropriate replacement index.

The disclosure in the Prospectus under “Risk/Return Summary-Bar Chart & Performance Table” regarding Mid Cap Portfolio only is modified accordingly, as set forth below:

Average Annual Total Returns for the periods ended December 31, 2005

	1 Year	5 Years	10 Years
Mid Cap Portfolio	16.18%	12.69%	13.61%*
Wilshire 750 Mid Cap Index	10.60%	8.43%	9.83%*
S&P 400 Mid-Cap Index	12.56%	8.60%	12.12%*

*since Portfolio inception: 2/9/98

Premier VIT

OpCap Mid Cap Portfolio

Supplement dated December 29, 2006

to the

Prospectus dated May 1, 2006

Effective January 1, 2007, Mid Cap Portfolio has changed its index from the Wilshire 750 Mid Cap Index to the S&P 400 Mid-Cap Index because the Wilshire 750 Mid Cap Index will no longer be computed or made available by Wilshire Associates Incorporated.  The Mid Cap Portfolio believes that the S&P 400 Mid-Cap Index is an appropriate replacement index.

The disclosure in the Prospectus under “Risk/Return Summary-Bar Chart & Performance Table” regarding Mid Cap Portfolio only is modified accordingly, as set forth below:

Average Annual Total Returns for the periods ended December 31, 2005

	1 Year	5 Years	10 Years
Mid Cap Portfolio	16.18%	12.69%	13.61%*
Wilshire 750 Mid Cap Index	10.60%	8.43%	9.83%*
S&P 400 Mid-Cap Index	12.56%	8.60%	12.12%*

*since Portfolio inception: 2/9/98